Inventory	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventory

NOTE 3 – INVENTORY

Inventory consists of the following as of:

	September 30, 2016	December 31, 2015
Finished goods	$25,275	$-
Total inventories	$25,275	$-

On January 5, 2016, the Company was informed by one of its production partners that there were certain technical issues which, together with other business and regulatory issues, materially impede the formulation of one of its potential products as a commercially viable product for the consumer health market. The Company, therefore, decided to suspend development of this product line. In evaluating this triggering event and the diminished utility of the materials used in the production of this potential commercial product, the Company considered the impact of FASB ASC No. 330, Accounting for Inventory, and recognized a loss on impairment of $958,575 as of December 31, 2015.

As of September 30, 2016, inventory in the amount of $25,275 consisted of products available for sale and was unrelated to the inventory impaired as of December 31, 2015.

NOTE 3 – INVENTORY

Inventory consists of the following as of:

	December 31, 2015	December 31, 2014
Processed materials	$-	$958,575
Total inventories	$-	$958,575

On January 5, 2016, the Company was informed by one of its production partners that there were certain technical issues which, together with other business and regulatory issues, materially impede the formulation of one of its potential products as a commercially viable product for the consumer health market. The Company, therefore, decided to suspend development of this product line. In evaluating this triggering event and the diminished utility of the materials used in the production of this potential commercial product, the Company considered the impact of FASB ASC No. 330, Accounting for Inventory, and recognized a loss on impairment of $958,575 as of December 31, 2015.

At December 31, 2014, inventory in the amount of $924,452 was stored at one of the Company’s suppliers located in Germany, with the balance of the inventory maintained in the United States. During the year ended December 31, 2014, the Company utilized $28,099 in Astaxanthin as part of commercial product research and development.